CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Sub-total MYnd Stockholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Beginning at Sep. 30, 2016	$ 1,900		$ 67,467,400	$ (68,533,800)	$ (1,064,500)		$ (1,064,500)
Balance at Beginning (in shares) at Sep. 30, 2016	1,941,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			2,086,000		2,086,000		2,086,000
Stock issued for private placement of shares	$ 500		2,980,800		2,981,300		2,981,300
Stock issued for private placement of shares (in shares)	477,000
Stock issued for purchase agreement to Aspire Capital			145,000		145,000		145,000
Stock issued for purchase agreement to Aspire Capital (in shares)	20,000
Commitment shares issued to Aspire Capital	$ 100		(100)
Commitment shares issued to Aspire Capital (in shares)	80,000
Stock issued to vendor for services			173,000		173,000		173,000
Stock issued to vendor for services (in shares)	26,250
Restricted stock compensation	$ 100		(100)
Restricted stock compensation (in shares)	79,000
Common stock issued to Arcadian			5,900		5,900		5,900
Common stock issued to Arcadian (in shares)	1,000
Common stock - public Offering	$ 1,700		7,480,400		7,482,100		7,482,100
Common stock - public Offering (in shares)	1,675,000
Offering costs - legal fees Arcadian			(148,600)		(148,600)		$ (148,600)
Proceeds from option exercise (in shares)
Net loss				(7,112,800)	(7,112,800)		$ (7,112,800)
Balance at ending at Sep. 30, 2017	$ 4,300		80,189,700	(75,646,600)	4,547,400		4,547,400
Balance at ending (in shares) at Sep. 30, 2017	4,299,311
Balance at Beginning at Sep. 30, 2017							4,547,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,588,300		1,588,300		1,588,300
Proceeds from issuance of preferred stock		$ 1,100	2,036,000		2,037,100		2,037,100
Proceeds from issuance of preferred stock (in shares)		1,050,000
Stock issued to Aspire Capital	$ 2,310		4,257,900		4,260,210		4,260,210
Stock issued to Aspire Capital (in shares)	2,314,671
Issuance of common stock	$ 175		80,300		80,475		80,475
Issuance of common stock (in shares)	183,814
Stock issued for private placement of shares	$ 460		849,500		849,960		849,960
Stock issued for private placement of shares (in shares)	459,458
Stock issued to vendor for services	$ 120		201,800		201,920		201,920
Stock issued to vendor for services (in shares)	115,000
Proceeds from option exercise	$ 35		54,200		54,235		$ 54,235
Proceeds from option exercise (in shares)	35,000						35,000
Net loss				$ (9,598,700)	(9,598,700)	(734,400)	$ (10,333,100)
Balance at ending at Sep. 30, 2018	$ 7,400	$ 1,100	$ 89,257,700	$ (85,245,300)	$ 4,020,900	$ (734,400)	$ 3,286,500
Balance at ending (in shares) at Sep. 30, 2018	7,407,254	1,050,000